Stock-Based Compensation - Fair Value Assumptions for Employee Stock Purchase Plan (Details) - Employee Stock	6 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 months
Expected stock price volatility	60.90%
Risk-free interest rate	0.40%
Dividend yield	0.00%